Taxes - Schedule of Effective Tax Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Effective Tax Rates [Abstract]
Income tax rate in the BVI, permanent tax holiday	0.00%	0.00%	0.00%
Hong Kong statutory income tax rate	16.50%	16.50%	(16.50%)
Effect of different tax rates available to different jurisdictions	(3.90%)
Effect of non-taxable income	(0.10%)		(3.50%)
Effect of tax loss not recognized			1.90%
Effect of valuation allowance	12.40%
Effect of non-deductible expenses		(0.30%)	0.30%
Effective tax rate	24.90%	16.20%	(17.80%)